Discontinued operations (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Total current assets of discontinued operations		$ 0	$ 54,763,308
NON-CURRENT ASSETS
Total non-current assets of discontinued operations		0	102,715,796
CURRENT LIABILITIES
Total current liabilities of discontinued operations		0	6,519,051
NON-CURRENT LIABILITIES
Total non-current liabilities of discontinued operations		0	10,463,172
OTHER INCOME/(EXPENSES):
Net (loss) / income and comprehensive (loss)/ income from discontinued operations, before taxes		$ 17,513,269	52,979,946	$ (335,122)
Toro Corp [Member]
CURRENT ASSETS
Cash and cash equivalents			41,779,594
Accounts receivable trade, net			10,616,573
Due from related parties			558,328
Inventories			893,568
Prepaid expenses and other assets			915,245
Total current assets of discontinued operations			54,763,308
NON-CURRENT ASSETS
Vessels, net			92,486,178
Restricted cash			700,000
Due from related parties			1,708,474
Prepaid expenses and other assets			5,199,999
Deferred charges, net			2,621,145
Total non-current assets of discontinued operations			102,715,796
CURRENT LIABILITIES
Current portion of long-term debt, net			2,606,302
Accounts payable			1,643,468
Accrued liabilities			2,269,281
Total current liabilities of discontinued operations			6,519,051
NON-CURRENT LIABILITIES
Long-term debt, net			10,463,172
Total non-current liabilities of discontinued operations			10,463,172
REVENUES [Abstract]
Vessel revenues	$ 23,369,274		111,885,868	29,264,268
EXPENSES:
Voyage expenses (including $372,037, $1,437,276, and $294,831 to related party for the years ended December 31, 2021, 2022 and for the period January 1, 2023 through March 7, 2023)	(374,396)		(29,319,414)	(11,059,518)
Vessel operating expenses	(3,769,132)		(21,708,290)	(12,361,871)
Management fees to related parties	(507,000)		(2,833,500)	(1,853,850)
Depreciation and amortization	(1,493,759)		(7,294,476)	(3,834,117)
(Provision) / Recovery of provision for doubtful accounts	266,732		(266,732)	0
Gain on sale of vessel	0		3,222,631	0
Total expenses	(5,877,555)		(58,199,781)	(29,109,356)
Operating income	17,491,719		53,686,087	154,912
OTHER INCOME/(EXPENSES):
Interest and finance costs	(220,061)		(902,572)	(506,012)
Interest income	253,165		202,612	652
Foreign exchange losses / (gains)	(11,554)		(6,181)	15,326
Total other (expenses)/income, net	21,550		(706,141)	(490,034)
Net (loss) / income and comprehensive (loss)/ income from discontinued operations, before taxes	17,513,269		52,979,946	(335,122)
Income taxes	(173,937)		(960,181)	(206,174)
Net (loss) / income and comprehensive (loss)/ income from discontinued operations, net of taxes	17,339,332		52,019,765	(541,296)
Voyage expenses, related party	294,831		1,437,276	372,037
Toro Corp [Member] | Time Charter [Member]
REVENUES [Abstract]
Vessel revenues	914,000		13,656,029	9,115,257
Toro Corp [Member] | Voyage Charter [Member]
REVENUES [Abstract]
Vessel revenues	7,930		51,805,097	15,002,012
Toro Corp [Member] | Pool [Member]
REVENUES [Abstract]
Vessel revenues	$ 22,447,344		$ 46,424,742	$ 5,146,999